Penn Capital Floating Rate Income Fund
Schedule of Investments
November 30, 2022 (Unaudited)

Bank Loans: 75.5%(a)(b)	Principal	Value
Advertising & Marketing: 0.6%
Terrier Media Buyer, Inc., 7.254% (1 Month US LIBOR + 3.500%), 12/17/26	194,535	$180,431
Aerospace/Defense: 1.9%
TransDigm, Inc., 5.924% (1 Month US LIBOR + 2.250%), 8/22/24	300,000	298,527
Spirit Aerosystems T/L (11/22), 7.786%, 1/15/27(d)	250,000	246,668
		545,195
Apparel & Textile Products: 3.3%
Calceus Acquisition, Inc., 8.024% (1 Month US LIBOR + 5.500%), 3/31/25	362,931	332,688
Canada Goose, Inc., 7.142% (1 Month US LIBOR + 3.500%), 10/7/27	345,374	335,444
Crocs, Inc., 7.731%, 2/20/29
(3 Month SOFR + 3.500%)	251,250	242,142
(3 Month SOFR + 3.500%)	45,000	43,369
		953,643
Asset Management: 2.4%
Fiserv Investment Solutions, Inc., 6.961% (1 Month US LIBOR + 4.000%), 2/26/27	195,500	184,748
Russell Investments US Institutional Holdco, Inc., 7.254%, 5/30/25
(1 Month US LIBOR + 3.500%)	138,702	130,034
(1 Month US LIBOR + 3.500%)	59,620	55,893
The Edelman Financial Engines Center LLC, 7.254% (1 Month US LIBOR + 3.750%), 4/7/28	192,316	183,267
Victory Capital Holdings, Inc., 5.962% (1 Month US LIBOR + 2.250%), 7/1/26	157,809	155,600
		709,542
Cable & Satellite: 3.5%
Cogeco Communications USA II LP, 5.754% (1 Month US LIBOR + 2.000%), 8/9/24	239,789	234,394
CSC Holdings LLC, 5.662% (1 Month US LIBOR + 2.250%), 7/17/25	236,842	226,421
DirecTV Financing LLC, 8.754% (1 Month US LIBOR + 5.000%), 8/2/27	321,642	307,605
Ziggo Financing Partnership, 5.912% (1 Month US LIBOR + 2.500%), 4/17/28	250,000	241,703
		1,010,123
Chemicals: 2.6%
Avient Corp. T/L B (07/22), 6.297% (TSFR1M + 3.250%), 9/30/29	218,263	217,104
Gemini HDPE LLC, 7.420% (1 Month US LIBOR + 3.000%), 12/31/27	185,273	180,317
Lummus Technology Holdings V LLC, 7.254% (1 Month US LIBOR + 3.500%), 6/30/27	186,984	179,192
Schweitzer-Mauduit International, Inc., 7.563% (1 Month US LIBOR + 4.000%), 1/27/28	197,500	184,169
		760,782
Commercial Support Services: 4.4%
Covanta Holding Corp., 6.229% (1 Month US LIBOR + 2.500%), 12/29/28	329,445	322,582
Covanta Holding Corp., 6.254% (1 Month US LIBOR + 2.500%), 12/29/28	24,800	24,283
GFL Environmental, Inc., 7.415% (1 Month US LIBOR + 3.000%), 5/30/25	196,500	196,009
Prime Security Services T/L, 6.505% (1 Month US LIBOR + 2.750%), 9/23/26	278,007	273,804
R1 RCM, Inc. T/L B, 6.729% (TSFR1M + 3.000%), 5/12/29	300,000	294,501
TruGreen Limited Parternship T/L, 7.754% (1 Month US LIBOR + 4.000%), 10/29/27	196,500	174,590
		1,285,769
Containers & Packaging Manufacturing: 2.7%
Graham Packaging Co., Inc., 6.754% (1 Month US LIBOR + 3.000%), 8/4/27	192,993	188,410
Pactiv Evergreen Group Holdings, Inc., 7.004%, 2/5/26
(1 Month US LIBOR + 3.250%)	123,242	121,327
(1 Month US LIBOR + 3.250%)	45,487	44,781
(1 Month US LIBOR + 3.250%)	27,770	27,339
Pactiv Evergreen Group Holdings, Inc., 7.254%, 9/20/28
(1 Month US LIBOR + 3.500%)	182,717	179,833
(1 Month US LIBOR + 3.500%)	40,225	39,590
(1 Month US LIBOR + 3.500%)	24,558	24,170
Sabert Corp., 8.313% (1 Month US LIBOR + 4.500%), 11/26/26	169,298	167,182
		792,632
E-Commerce Discretionary: 0.7%
CNT Holdings I Corp., 6.248% (1 Month US LIBOR + 3.750%), 10/16/27	197,000	190,383
Electric Utilities: 0.7%
Vistra Operations Co. LLC, 5.504%, 12/15/25
(1 Month US LIBOR + 1.750%)	155,456	154,078
(1 Month US LIBOR + 1.750%)	38,519	38,177
		192,255
Engineering & Construction: 1.6%
Centuri Group, Inc., 5.568%, 9/29/28
(3 Month US LIBOR + 2.500%)	162,566	156,419
(1 Month US LIBOR + 2.500%)	13,600	13,086
Pike Corp., 6.760% (1 Month US LIBOR + 3.000%), 1/21/28	296,575	290,505
		460,010
Entertainment Content: 1.9%
Alchemy Copyrights LLC, 6.768% (1 Month US LIBOR + 3.000%), 8/5/27	176,408	175,085
Playtika Holding Corp., 6.504% (1 Month US LIBOR + 2.750%), 3/13/28	197,000	191,768
Univision Communications, Inc., 7.790% (TSFR1M + 4.250%), 6/9/29	199,500	196,507
		563,360
Food Production: 2.5%
Froneri US, Inc., 6.004%, 1/29/27
(1 Month US LIBOR + 2.250%)	134,361	130,425
(1 Month US LIBOR + 2.250%)	61,139	59,349
HLF Financing Sarl LLC, 6.254% (1 Month US LIBOR + 2.500%), 8/8/25	220,000	209,935
Whole Earth Brands, Inc., 7.050% (1 Month US LIBOR + 4.500%), 2/2/28	345,867	321,656
		721,365
Health Care Facilities & Services: 5.2%
ADMI Corp., 7.129% (1 Month US LIBOR + 3.250%), 12/23/27	345,867	317,765
Cambrex Corp., 7.329% (1 Month US LIBOR + 3.500%), 12/4/26	239,177	231,776
FC Compassus LLC, 7.127% (1 Month US LIBOR + 4.250%), 12/31/26	194,535	178,486
Option Care Health, Inc., 6.504% (1 Month US LIBOR + 2.750%), 11/30/28	297,750	295,764
PetVet Care Centers LLC, 6.504% (1 Month US LIBOR + 2.750%), 2/28/25	312,114	287,379
Select Medical Corp., 6.260% (6 Month US LIBOR + 2.500%), 3/6/24	212,163	207,985
		1,519,155
Housing: 0.7%
Foundation Building Materials, Inc., 7.004%, 1/31/28
(3 Month US LIBOR + 3.250%)	201,925	191,374
(1 Month US LIBOR + 3.250%)	513	486
		191,860
Industrial Intermediate Products: 0.7%
Gates Global LLC, 6.254% (1 Month US LIBOR + 2.750%), 3/31/27	197,303	192,370
Insurance: 1.3%
Asurion LLC, 7.004% (1 Month US LIBOR + 3.250%), 12/23/26	196,500	171,609
HUB International Ltd., 7.327%, 4/18/25
(3 Month US LIBOR + 2.750%)	195,897	192,037
(3 Month US LIBOR + 2.750%)	513	503
		364,148
Internet Media & Services: 3.6%
Buzz Merger Sub Ltd., 6.504% (1 Month US LIBOR + 2.750%), 1/22/27	243,750	239,029
Endurance International Group Holdings, Inc., 7.347% (1 Month US LIBOR + 3.500%), 2/10/28	202,438	183,206
Go Daddy Operating Co LLC, 7.042% (TSFR1M + 3.250%), 11/30/29	310,818	309,696
Match Group Holdings II LLC, 4.692% (1 Month US LIBOR + 1.750%), 2/7/27	200,000	195,750
Shutterfly, Inc., 8.754% (1 Month US LIBOR + 5.000%), 9/25/26	200,000	122,126
		1,049,807
Leisure Facilities & Services: 6.7%
Alterra Mountain Co., 7.254% (1 Month US LIBOR + 3.500%), 8/17/28	238,838	235,255
Century Casinos T/L (03/22), 9.120% (TSFR1M + 6.000%), 3/23/29	248,750	236,934
Dave & Buster's, Inc., 8.875% (TSFR1M + 5.000%), 6/22/29	299,250	296,482
Hilton Grand Vacations LLC, 6.754% (1 Month US LIBOR + 3.000%), 7/31/28	247,500	244,872
IRB Holding Corp., 6.504% (1 Month US LIBOR + 2.750%), 2/5/25	240,679	236,123
IRB Holding Corp., 6.894% (SOFR + 3.000%), 12/15/27	196,500	188,836
Scientific Games Holdings LP, 5.617% (TSFR1M + 3.500%), 2/3/29	250,000	238,438
Scientific Games International, Inc., 6.896% (TSFR1M + 3.000%), 4/6/29	249,375	244,200
		1,921,140
Machinery Manufacturing: 0.7%
EWT Holdings III Corp., 6.313% (1 Month US LIBOR + 2.500%), 3/10/28	197,500	194,784
Oil & Gas Producers: 2.5%
AL GCX Holdings (Arclight) T/L B, 7.565% (TSFR1M + 3.750%), 4/20/29	299,250	296,108
CQP Holdco LP, 7.424% (1 Month US LIBOR + 3.750%), 6/5/28	246,875	243,357
GIP II Blue Holding LP, 8.174% (1 Month US LIBOR + 4.500%), 9/22/28(d)	197,279	195,470
		734,935
Oil & Gas Services & Equipment: 2.0%
ChampionX T/L B1 (05/22) (Apergy), 6.618%, 5/14/29	300,000	299,157
GIP III Stetson I LP, 8.004% (3 Month US LIBOR + 4.250%), 7/18/25	290,470	282,990
		582,147
Pharmaceuticals: 0.8%
Agiliti Health, Inc., 6.563% (3 Month US LIBOR + 3.000%), 10/18/25	243,073	237,604
Publishing & Broadcasting: 1.5%
Clear Channel Outdoor Holdings, Inc., 7.254%, 8/7/26
(3 Month US LIBOR + 3.500%)	341,106	311,412
(1 Month US LIBOR + 3.500%)	881	805
Cumulus Media New Holdings, Inc., 7.504% (1 Month US LIBOR + 3.750%), 3/30/26	145,298	137,306
		449,523
Retail - Consumer Discretionary: 4.1%
LBM Acquisition LLC, 7.121% (1 Month US LIBOR + 3.750%), 12/17/27(d)	210,781	180,888
PetSmart, Inc., 7.500% (1 Month US LIBOR + 3.750%), 2/11/28	197,500	189,529
Savers, Inc., 7.750% (1 Month US LIBOR + 5.750%), 4/6/27	198,000	191,401
Staples, Inc., 5.786% (1 Month US LIBOR + 4.500%), 9/12/24	306,774	297,016
White Cap Buyer LLC, 7.479% (1 Month US LIBOR + 4.000%), 10/8/27	344,518	331,299
		1,190,133
Semiconductors: 2.0%
Entegris, Inc., 6.729%, 3/2/29
(6 Month SOFR + 3.000%)	240,481	238,242
(1 Month SOFR + 3.000%)	59,519	58,965
II-VI, Inc., 6.586% (1 Month US LIBOR + 2.750%), 12/1/28	300,000	296,439
		593,646
Software: 5.2%
Adeia, Inc., 7.254% (1 Month US LIBOR + 3.500%), 6/1/25	345,991	333,881
Azalea TopCo, Inc., 7.254% (1 Month US LIBOR + 3.500%), 7/27/26	291,000	268,811
McAfee Corp., 7.636% (TSFR1M + 4.000%), 2/2/29	299,250	283,728
UKG, Inc., 6.998% (1 Month US LIBOR + 3.250%), 5/4/26	296,267	285,774
Waystar Technologies, Inc., 7.754% (1 Month US LIBOR + 4.000%), 10/31/26	346,475	339,546
		1,511,740
Specialty Finance: 0.8%
TransUnion LLC, 5.504% (1 Month US LIBOR + 1.750%), 11/13/26	236,718	230,165
Specialty Retail: 1.2%
BDF Acquisition Corp., 10.979% (TSFR1M + 7.250%), 2/12/26	370,691	337,021
Technology Hardware: 0.8%
Maxar Technologies, Inc., 8.079% (TSFR1M + 4.250%), 6/29/29	249,375	239,672
Technology Services: 2.8%
NAB Holdings T/L, 6.703% (SOFR + 3.000%), 11/17/28	347,375	336,954
Paysafe Holdings US Corp., 6.504% (1 Month US LIBOR + 2.750%), 4/30/25	247,494	228,931
Sabre GLBL, Inc. T/L, 8.829% (TSFR1M + 5.000%), 6/30/28	250,000	233,750
		799,635
Telecommnications: 3.4%
Altice France SA, 8.650% (1 Month US LIBOR + 4.000%), 7/13/26	234,412	225,817
Cincinnati Bell, Inc., 7.079% (SOFR + 3.250%), 12/29/28	347,375	340,254
Gogo Intermediate Holdings LLC, 6.556% (1 Month US LIBOR + 3.750%), 4/28/28	197,500	195,525
Lumen Technologies, Inc., 6.004% (1 Month US LIBOR + 2.250%), 3/15/27	243,125	230,159
		991,755
Transportation & Logistics: 0.7%
American Airlines, Inc., 8.993% (1 Month US LIBOR + 4.750%), 4/20/28	200,000	198,608
Total Bank Loans (cost $22,578,456)		21,895,338

Corporate Bonds: 11.1%
Aerospace/Defense: 0.6%
TransDigm, Inc., 8.000%, 12/15/25 (c)	160,000	162,800
Cable & Satellite: 0.5%
DISH DBS Corp., 5.875%, 11/15/24	150,000	142,539
Consumer/Commercial/Lease Financing: 0.4%
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/25 (c)	122,000	117,175
Food - Wholesale: 0.4%
KeHE Distributors LLC, 8.625%, 10/15/26 (c)	109,000	107,365
Gaming: 0.7%
International Game Technology PLC, 6.500%, 2/15/25 (c)	200,000	201,029
Gas Distirbution: 0.6%
New Fortress Energy, Inc., 6.500%, 9/30/26 (c)	180,000	173,962
Home & Office Products Manufactering: 0.5%
CD&R Smokey Buyer, Inc., 6.750%, 7/15/25 (c)	165,000	146,231
Media Content: 1.1%
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26 (c)	155,000	129,882
Univision Communications, Inc., 5.125%, 2/15/25 (c)	195,000	188,175
		318,057
Oil & Gas Producers: 0.5%
SM Energy Co., 5.625%, 6/1/25	150,000	145,926
Oil Field Equipment & Services: 0.9%
Oceaneering International, Inc., 4.650%, 11/15/24	200,000	193,822
Weatherford International Ltd., 11.000%, 12/1/24 (c)	62,000	63,578
		257,400
Real Estate Investment Trusts (REITs): 1.6%
Starwood Property Trust, Inc., 3.750%, 12/31/24 (c)	190,000	179,550
VICI Properties LP / VICI Note Co, Inc., 4.625%, 6/15/25 (c)	150,000	143,544
XHR LP, 6.375%, 8/15/25 (c)	160,000	155,733
		478,827
Recreation & Travel: 1.3%
Carnival Corp., 10.500%, 2/1/26 (c)	385,000	389,658
Support - Services: 1.6%
Arrow Bidco LLC, 9.500%, 3/15/24 (c)	115,000	114,754
Matthews International Corp., 5.250%, 12/1/25 (c)	200,000	186,000
Sabre GLBL, Inc., 9.250%, 4/15/25 (c)	165,000	164,588
		465,342
Tobacco & Cannabis: 0.4%
Turning Point Brands, Inc., 5.625%, 2/15/26(c)	145,000	126,233
Total Corporate Bonds (cost $3,394,322)		3,232,544

	Number of
Short-Term Investments: 7.1%	Shares
U.S. Bank Money Market Deposit Account, 2.100%(e)	2,048,823	2,048,823
Total Short-Term Investments (cost $2,048,823)		2,048,823

Total Investments - 93.7% (cost $28,021,601)		27,176,705
Other Assets and Liabilities 6.3%		1,842,489
Net Assets: 100.0%		$29,019,194

Percentages are stated as a percent of net assets.
(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(c)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of November 30, 2022, the value of these investments was $2,750,257, or 9.5% of total net assets.

(d) All or a portion of this loan is unfunded.
(e) The rate shown is as of November 30, 2022.

Country Exposure (as a percentage of total investments)
United States	97.4%
Panama	1.3%
United Kingdom	0.7%
Cayman Islands	0.4%
Bermuda	0.2%

The accompanying notes are an integral part of the schedule of investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of November 30, 2022, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$21,895,338	$-	$21,895,338
Corporate Bonds	-	3,232,544	-	3,232,544
Short-Term Investments	2,048,823	-	-	2,048,823
Total Investments in Securities	$2,048,823	$25,127,882	$-	$27,176,705

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.